Assets Under Development (Tables)	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
Schedule of assets under development

	2025			2024
(in thousands of $)	FLNG Gimi	MKII FLNG	Total	FLNG Gimi	MKII FLNG	Total
Balance as of January 1,	1,762,632	498,565	2,261,197	1,562,828	—	1,562,828
Transferred from other non-current assets	—	—	—	—	255,289	255,289
Transferred from vessels and equipment, net and other current assets	—	76,270	76,270	—	—	—
Additions	65,381	596,711	662,092	109,130	238,079	347,209
Interest costs capitalized	38,816	56,583	95,399	90,674	5,197	95,871
Reimbursement of capital spares invoiced to bp at COD	(43,152)	—	(43,152)	—	—	—
Derecognition on commencement of sales-type lease (note 7)	(1,823,677)	—	(1,823,677)	—	—	—
Balance as of December 31,	—	1,228,129	1,228,129	1,762,632	498,565	2,261,197

Schedule of contractual obligations by fiscal year maturity
As of December 31, 2025, the estimated timing of the outstanding payments is as follows. Of the total amount, $91.0 million and $12.5 million are presented within “Trade accounts payable” and “Accrued expenses”, respectively, in the consolidated balance sheets:

(in thousands of $)
Year ending December 31,
2026	416,773
2027	422,224
2028	178,133
2029	166,336
Total	1,183,466